Acquisitions - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) (10-K) (Parenthetical) - Series C Preferred Stock [Member] - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of shares issued during period
Boxlight Group [Member]
Number of shares issued during period	270,000